Summary of Deferred Income Tax Expense (Recovery) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	$ (1,256)	$ 502
Deferred income tax expense (recovery), other comprehensive income	(452)	(423)
Deferred income tax expense (recovery), business combination and other	(91)	(15)
Total deferred income tax expense (recovery)	(1,799)	64
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(127)	32
Total deferred income tax expense (recovery)	(127)	32
Trading loans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(2)	7
Total deferred income tax expense (recovery)	(2)	7
Employee Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(9)	55
Deferred income tax expense (recovery), other comprehensive income	12	51
Deferred income tax expense (recovery), business combination and other	(113)
Total deferred income tax expense (recovery)	(110)	106
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(53)	7
Deferred income tax expense (recovery), business combination and other	(12)
Total deferred income tax expense (recovery)	(65)	7
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(5)	(6)
Total deferred income tax expense (recovery)	(5)	(6)
Land, buildings, equipment, other depreciable assets, and right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(194)	(134)
Deferred income tax expense (recovery), business combination and other	3
Total deferred income tax expense (recovery)	(191)	(134)
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(704)	(12)
Deferred income tax expense (recovery), business combination and other	(54)	(15)
Total deferred income tax expense (recovery)	(758)	(27)
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(66)	251
Deferred income tax expense (recovery), other comprehensive income	(443)	(713)
Total deferred income tax expense (recovery)	(509)	(462)
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(5)	(130)
Deferred income tax expense (recovery), other comprehensive income	(21)	239
Total deferred income tax expense (recovery)	(26)	109
Deferred income expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	11	179
Total deferred income tax expense (recovery)	11	179
Intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(122)	229
Deferred income tax expense (recovery), business combination and other	85
Total deferred income tax expense (recovery)	(37)	229
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	20	24
Total deferred income tax expense (recovery)	$ 20	$ 24